Loss Before Tax - Schedule of Profit (Loss) Before Tax Arrived After Charging and Crediting (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefit expense (including directors’ remuneration):
Equity-settled share-based compensation expense	$ 34,338	$ 20,158	$ 4,760
Profit Loss Before Tax Arrived After Charging And Crediting
Employee benefit expense (including directors’ remuneration):
Wages and salaries	147,385	105,751	70,682
Pension scheme contributions (defined contribution schemes)	5,057	2,257	640
Equity-settled share-based compensation expense	$ 34,338	$ 20,158	$ 4,760